Discontinued Operations and Disposals (Details) - Schedule of Discontinued Operations - GBP (£) £ / shares in Units, £ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Discontinued Operations [Abstract]
Revenue	£ 8,925	£ 44,648
Expenses	(771)	(86,532)
Profit/(Loss) from operations	8,154	(41,884)
Finance expense	(306)	(2,441)
Loss on sale of discontinued operations	(6,977)
Profit/(Loss) before tax from discontinued operations	871	(44,325)
Tax credit		3,546
Profit/(Loss) for the year from discontinued operations	£ 871	£ (40,779)
Earnings per share:
Basic loss per ordinary share from discontinued operations (in Pounds per share)	£ 0.02	£ (1.07)
Diluted loss per ordinary share from discontinued operations (in Pounds per share)	£ 0.02	£ (1.07)
Net cash flows from/(used in) discontinued operations:
Operating	£ (4,038)	£ (60,524)
Investing	18,536	(63,919)
Financing	(7,780)	13,600
Net cash inflow/(outflow)	£ 6,718	£ (110,843)